LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 4,212	¥ 4,440
Cash paid for amounts included in the measurement of finance lease liabilities	109	68
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	2,076	343
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	¥ 78	¥ 361